Commitments and Contingencies - Narrative (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2020	Apr. 30, 2019 period	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 29, 2020 USD ($)
Operating Leased Assets [Line Items]
Lease obligation term		325 months
Lease cancellation period		196 months
Land determined		25.00%
Operating leases, rent expense			$ 5.7	$ 5.3	$ 0.8
Month-to-month operating lease, rent expense			$ 1.2	3.2	2.8
Capital lease, stated interest rate			13.10%
Capital leased assets, gross			$ 27.7	27.0
Capital leased assets, accumulated depreciation			13.6	9.7
Assets acquired under capital leases			0.6	7.5	9.8
Interest expense			2.3	2.2	0.7
Defined contribution plan, cost			$ 8.0	$ 5.5	$ 4.0
One Renewal Period
Operating Leased Assets [Line Items]
Number of capital lease renewal terms | period		1
Lease renewal term	10 years	10 years
Two Renewal Periods
Operating Leased Assets [Line Items]
Number of capital lease renewal terms | period		2
Lease renewal term		5 years
Minimum
Operating Leased Assets [Line Items]
Lease obligation term			3 years
Capital lease, interest rate			3.70%
Maximum
Operating Leased Assets [Line Items]
Lease obligation term			5 years
Capital lease, interest rate			12000.00%
Connecticut Office Space Lease
Operating Leased Assets [Line Items]
Letter of credit						$ 0.9